Stock plans (Options activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Options Activities
Options outstanding, beginning balance	1,572,713		1,823,947		2,263,012
Options regranted (modified)			1,833,414
Options exercised	(412,656)		(351,509)		(439,065)
Options cancelled (modified)			(1,733,139)
Options outstanding, ending balance	1,160,057		1,572,713		1,823,947
Options exercisable	1,160,057		1,572,713		1,823,947		2,263,012
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning balance	$ 6.66		$ 6.52		$ 6.69
Weighted average grant date fair value, options regranted (modified)			$ 6.76
Weighted average grant date fair value, options exercised	$ 5.36		$ 5.94		$ 7.44
Weighted average grant date fair value, options cancelled (modified)			$ 6.76
Weighted average grant date fair value, ending balance	$ 7.12		$ 6.66		$ 6.52
Weighted average grant date fair value, options exercisable	$ 7.12		$ 6.66		$ 6.52		$ 6.69
Weighted Average Grant Date Exercise Price
Weighted average grant date exercise price, beginning balance	$ 18.88		$ 20.69		$ 20.12
Weighted average grant date exercise price, options regranted (modified)			$ 19.02
Weighted average grant date exercise price, options exercised	$ 22.07		$ 22.91		$ 17.73
Weighted average grant date exercise price, options cancelled (modified)			$ 20.12
Weighted average grant date exercise price, ending balance	$ 17.74		$ 18.88		$ 20.69
Weighted average grant date exercise price, options exercisable	$ 17.74		$ 18.88		$ 20.69		$ 20.12
Total intrinsic value	$ 7,459	[1]	$ 4,963	[1]	$ 6,574	[1]
Company proceeds received	$ 9,107		$ 8,052		$ 7,785

[1]	The total intrinsic value in the tables above represent the amount by which the market price of the Company's common stock is greater than the option strike price multiplied by the number of options exercised during the year.